Accounts Receivable, Net - Schedule of Accounts Receivable Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Less: allowance for credit loss	$ (22,794)	$ (22,794)
Third Party
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Accounts receivable – third parties	2,489,516	3,125,187
Less: allowance for credit loss	(22,794)	(22,794)
Accounts receivable, net	2,466,722	3,102,393
Related Party [Member]
Schedule of Accounts Receivable - Third Parties, Net [Line Items]
Accounts receivable – third parties	36,907
Less: allowance for credit loss
Accounts receivable, net	$ 36,907